Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000005445
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Portfolio
Class Name	Blue Chip Growth Portfolio Class
Trading Symbol	QAAAJX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Blue Chip Growth Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Portfolio Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 2,464,512,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	10.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,464,512
Number of Portfolio Holdings	74

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	10.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	46.7%
Communication Services	15.7
Consumer Discretionary	15.7
Financials	8.7
Health Care	6.7
Industrials & Business Services	3.5
Utilities	0.9
Consumer Staples	0.8
Materials	0.7
Other	0.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	13.9
Apple	7.8
Amazon.com	7.1
Meta Platforms	6.7
Alphabet	4.5
Carvana	3.3
Visa	3.2
Broadcom	3.1
Netflix	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005446
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Portfolio
Class Name	Blue Chip Growth Portfolio - II Class
Trading Symbol	QAAGXX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Blue Chip Growth Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Portfolio - II Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 2,464,512,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	10.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,464,512
Number of Portfolio Holdings	74

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	10.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	46.7%
Communication Services	15.7
Consumer Discretionary	15.7
Financials	8.7
Health Care	6.7
Industrials & Business Services	3.5
Utilities	0.9
Consumer Staples	0.8
Materials	0.7
Other	0.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	13.9
Apple	7.8
Amazon.com	7.1
Meta Platforms	6.7
Alphabet	4.5
Carvana	3.3
Visa	3.2
Broadcom	3.1
Netflix	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless